Charter arrangements, Shipping revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shipping Revenues [Abstract]
Shipping revenues		$ 691,039	$ 535,068	$ 375,941
Time Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues	[1]	182,663	57,472	64,462
Time Charter Revenues [Member] | IFRS 15 [Member]
Shipping Revenues [Abstract]
Shipping revenues		33,224	14,826
Voyage Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues		$ 508,375	$ 477,595	$ 311,480

[1]	2020 and 2019 time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $33,224 thousand and $14,826 thousand, respectively, is presented in accordance with IFRS 15 Revenue from Contracts with Customers.